EQUITY SETTLED SHARE-BASED TRANSACTIONS	12 Months Ended
Dec. 31, 2019
EQUITY SETTLED SHARE-BASED TRANSACTIONS
EQUITY SETTLED SHARE-BASED TRANSACTIONS

29.   EQUITY SETTLED SHARE-BASED TRANSACTIONS

(a)   Stock option

In 2017, 2018 and 2019, Yintech granted a total of 10,000,000, 1,800,000 and nil, respectively, stock option to certain directors, eligible person and employees. The stock options are vested during the vesting period. Upon vesting, each stock option shall be entitled to the purchase of one ordinary share in the share capital of Yintech before it lapses.

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of options	price	term	value
		USD		RMB
Balance at January 1, 2017	123,400,854	0.370	5.38	385,869
Granted	10,000,000	0.500	—	—
Exercised	(30,751,280)	0.175	—	—
Forfeited	(1,020,914)	0.213	—	—
Expired	—	—	—	—
Balance at December 31, 2017	101,628,660	0.361	4.49	77,496
Exercisable at December 31, 2017	40,004,140	0.292	3.41	30,505
Balance at January 1, 2018	101,628,660	0.361	4.49	77,496
Granted	1,800,000	0.500	—	—
Exercised	(18,594,040)	0.163	—	—
Forfeited	(10,347,980)	0.476	—	—
Expired	—	—	—	—
Balance at December 31, 2018	74,486,640	0.394	3.40	40,593
Exercisable at December 31, 2018	44,886,800	0.352	3.30	31,353
Balance at January 1, 2019	74,486,640	0.394	3.40	40,593
Granted	—	—	—	—
Exercised	(4,366,240)	0.163	—	—
Forfeited	(1,266,700)	0.500	—	—
Expired	—	—	—	—
Balance at December 31, 2019	68,853,700	0.410	2.41	28,439
Exercisable at December 31, 2019	57,978,720	0.393	2.80	27,733

The weighted average grant date fair value of options granted during the years ended December 31, 2017,2018 and 2019 was RMB 8.29 million, RMB 1.15 million and nil, respectively.

As of December 31, 2017, 2018 and 2019, there was RMB 31.57 million, RMB 6.78 million and RMB 0.72 million of total unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized over a weighted average period of 1.12 years. During the years 2017, 2018 and 2019, compensation cost recognized in earnings in relation to stock options are RMB 78.12 million, RMB 24.69 million and RMB 5.93 million, respectively. No income tax benefit was recognized related to the stock options.

Fair value of share options and assumptions

The estimate of the fair value of the share options granted is measured based on a binomial lattice model. The contractual life of the share option is used as an input into this model. Expectations and staff turnover rate are incorporated into the binomial lattice model.

	2017	2018	2019

Expected volatility (expressed as weighted average volatility)	47.23%	48.19%	—
Option life	5.64 - 9.32	5.53 - 6.53	—
Expected dividends	4.30%	4.27%	—
Risk-free interest rate	1.78% - 2.10%	2.81% - 2.85%	—

In 2017 and 2018, historical volatility of Yintech was used as Yintech was listed in NASDAQ. Expected dividends were based on Yintech’s average dividend yield. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. Changes in the subjective input assumptions could materially affect the fair value estimate.

In 2019, Yintech did not grant any stock options.

Share options were granted under a service condition. This condition has not been taken into account in the grant date fair value measurement of the services received. There was no market conditions associated with the share option grants.

(b)   Restricted share units

In 2017, 2018 and 2019, Yintech granted a total of 39,877,700, 463,580 and 10,948,660 RSUs, respectively, to certain directors, eligible person and employees. The RSUs are vested during the vesting period, subject to the fulfillment of certain operational and/or financial performance targets as set by the Board, if any, that are probable of being met. Upon vesting, each RSU shall be entitled to the transfer or issue of one ordinary share in the share capital of Yintech.

		Weighted
		average
		remaining	Aggregate
	Number	contractual	intrinsic
	of units	term	value
			RMB
Balance at January 1, 2017	7,688,524	1.16	43,773
Granted	39,877,700	—	—
Vested	(37,631,880)	—	—
Forfeited	(916,264)	—	—
Balance at December 31, 2017	9,018,080	2.00	28,046

Balance at January 1, 2018	9,018,080	2.00	28,046
Granted	463,580	—	—
Vested	(2,716,500)	—	—
Forfeited	(3,164,778)	—	—
Balance at December 31, 2018	3,600,382	1.60	7,550

Balance at January 1, 2019	3,600,382	1.60	7,550
Granted	10,948,660	—	—
Vested	(9,353,780)	—	—
Forfeited	(3,739,442)	—	—
Balance at December 31, 2019	1,455,820	1.19	2,589

The weighted average grant date fair value of RSUs granted during the years ended December 31, 2017, 2018 and 2019 was RMB 49.21 million, RMB 0.66 million and RMB 4.48 million, respectively. As of December 31, 2017, 2018 and 2019, there was RMB 11.41 million, RMB 2.22 million and RMB 1.53 million, respectively, of total unrecognized compensation cost related to unvested RSUs. That cost is expected to be recognized over a weighted average period of 1.27 years. In 2017, 2018 and 2019, compensation cost recognized in earnings in relation to RSUs is RMB 91.60 million, RMB 2.41 million and RMB 20.34 million, respectively. No income tax benefit was recognized related to the restricted share units.